Subsequent Events - Additional Information (Detail) - USD ($)						1 Months Ended				3 Months Ended	9 Months Ended		12 Months Ended		36 Months Ended
	Mar. 28, 2019	Mar. 19, 2019	Mar. 15, 2019	Mar. 01, 2019	Aug. 21, 2018	Apr. 30, 2019	Mar. 31, 2019	Aug. 31, 2018	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2011	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2016
Subsequent Event [Line Items]
Proceeds from convertible debt											$ 3,128,000	$ 9,000,000	$ 11,700,000	$ 4,250,000
Amount of stock issued										$ 93,044,000
Conversion of debt outstanding principal value											7,102,000	$ 26,087,000	$ 26,087,000
Proceeds from warrant exercises											$ 58,000
PureTech Health
Subsequent Event [Line Items]
Exercise of warrant to purchase shares of common stock					12
Series B Redeemable Convertible Preferred Stock
Subsequent Event [Line Items]
Cash proceeds received from new investors							$ 75,000,000
Number of shares issued upon conversion of debt						137,743			331,344
Temporary Equity, shares authorized							5,422,845			0	0		0
Temporary Equity, shares outstanding										0	0		0			5,422,845
Series Seed Redeemable Convertible Preferred Stock
Subsequent Event [Line Items]
Temporary Equity, shares authorized										0	0		4,412,500	4,412,500	4,412,500
Temporary Equity, shares outstanding										0	0	4,412,500	4,412,500	4,412,500		4,412,500	4,412,500	4,412,500
Series Seed Redeemable Convertible Preferred Stock | Maximum
Subsequent Event [Line Items]
Cash proceeds received from new investors															$ 100,000
Series A Redeemable Convertible Preferred Stock
Subsequent Event [Line Items]
Cash proceeds received from new investors								$ 16,000,000
Number of shares issued upon conversion of debt								1,937,993
Temporary Equity, shares authorized								3,126,700		0	0		3,126,700	0
Temporary Equity, shares outstanding										0	0	3,126,700	3,126,700	0		3,126,700
Subsequent Event
Subsequent Event [Line Items]
Temporary Equity, shares authorized	12,962,045		12,031,700
Subsequent Event | 2009 Stock Incentive Plan
Subsequent Event [Line Items]
Number of shares reserved for future issuance			1,458,064
Increase in number of share reserved for future issuance			3,911,138
Subsequent Event | PureTech Health
Subsequent Event [Line Items]
Exercise of warrant to purchase shares of common stock		19,986
Proceeds from warrant exercises		$ 100,000
Subsequent Event | 2018 Convertible Note | Wellcome Trust Notes
Subsequent Event [Line Items]
Proceeds from convertible debt				$ 1,600,000
Subsequent Event | Series B Preferred Stock
Subsequent Event [Line Items]
Preferred share issued	792,602		4,492,500
Amount of stock issued			$ 68,000,000
Cash proceeds received from new investors	$ 12,000,000		63,000,000
Subsequent Event | Series B Preferred Stock | Maximum
Subsequent Event [Line Items]
Additional preferred stock authorized	930,345
Subsequent Event | Series B Redeemable Convertible Preferred Stock
Subsequent Event [Line Items]
Proceeds from convertible debt			5,000,000				$ 5,000,000
Cash proceeds received from new investors							75,000,000
Conversion of debt outstanding principal value			$ 4,300,000				$ 4,300,000
Number of shares issued upon conversion of debt			331,344				331,344
Temporary Equity, shares authorized	5,422,845		4,492,500
Temporary Equity, shares outstanding	5,285,102
Subsequent Event | Series Seed Redeemable Convertible Preferred Stock
Subsequent Event [Line Items]
Temporary Equity, shares authorized	4,412,500		4,412,500
Subsequent Event | Series A Redeemable Convertible Preferred Stock
Subsequent Event [Line Items]
Temporary Equity, shares authorized	3,126,700		3,126,700